Summary of Significant Accounting Policies (Details 1)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011
Foreign currency exchange rate	0
Average Three Months Ended [Member]
Foreign currency exchange rate	7.76	0	7.78
Period Ended [Member]
Foreign currency exchange rate	7.76	7.78	7.78
Average Six Months Ended [Member]
Foreign currency exchange rate	7.76	0	7.78
Average Annual [Member]
Foreign currency exchange rate	0	7.78	0